Note 6 - Allowance for Loan Losses and Credit Quality Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 4,621	$ 2,684
Impaired Financing Receivable, Related Allowance	406	238
Loan Receivable for Which Value of Collateral Sufficient to Repay	900	2,100
Impaired Financing Receivable, Interest Income, Accrual Method, Total	155	97
Financing Receivable, Troubled Debt Restructuring	1,051	1,478
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	100	100
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	0	0
Financing Receivable, Troubled Debt Restructuring, Reserves	$ 200	$ 100
Percentage Reserves For Loan Losses On Troubled Debt Restructurings	2.60%	0.90%
Loans and Leases Receivable, Allowance, Ending Balance	$ 9,279	$ 10,699	$ 8,564
Financing Receivable, Deferred Loans with Granted Loan Modifications	0	34,600
Impaired Loans with Sufficient Collateral to Repay Loan [Member]
Impaired Financing Receivable, Interest Income, Accrual Method, Total	300	200
Impaired Financing Receivable, Interest Income, Cash Basis Method, Total	200	100
Nonperforming Financial Instruments [Member]
Impaired Financing Receivable, Related Allowance	400	$ 200
Financing Receivable, Troubled Debt Restructuring	300
Performing Financial Instruments [Member]
Financing Receivable, Troubled Debt Restructuring	$ 0